Document And Entity Information	Aug. 05, 2026
Cover [Abstract]
Document Type	S-1/A
Entity Central Index Key	0002140030
Entity Registrant Name	Thunder Bridge Capital Partners V, Ltd.
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Amendment Description	Amendment No. 1